Earnings per share (Tables)	6 Months Ended
Sep. 30, 2020
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Three months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	120,353	131,434	19,360

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	0.99	1.08	0.16
- Diluted	0.99	1.08	0.16

	Six months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	228,697	263,943	38,877

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	1.88	2.17	0.32
- Diluted	1.88	2.17	0.32